Redeemable Convertible Preferred Stock (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Temporary Equity Disclosure [Abstract]
Summary of Redeemable Convertible Preferred Stock
The Company’s redeemable convertible preferred stock consisted of the following as of December 31, 2021 (in thousands, except per share amounts):

	December 31, 2021
	Issue Price	Shares Authorized	Shares Issued and Outstanding	Net Carrying Value	Aggregate Liquidation Preference
Series A	$1.6427	6,888,563	6,888,563	$57,408	$57,822
Series B	$1.6427	12,629,427	12,629,425	$114,425	$106,012

Total		19,517,990	19,517,988	$171,833	$163,834

The Company’s redeemable convertible preferred stock consisted of the following (in thousands, except per share amounts):

	December 31, 2021
	Issue Price	Shares Authorized	Shares Issued and Outstanding	Net Carrying Value	Aggregate Liquidation Preference
Series A	$1.6427	35,199,610	35,199,610	$57,408	$57,822
Series B	$1.6427	64,534,944	64,534,933	$114,425	$106,012

Total		99,734,554	99,734,543	$171,833	$163,834

	December 31, 2020
	Issue Price	Shares Authorized	Shares Issued and Outstanding	Net Carrying Value	Aggregate Liquidation Preference
Series A	$1.6427	35,199,610	35,199,610	$57,408	$57,822
Series B	$1.6427	64,534,944	23,748,457	$32,254	$39,012

Total		99,734,554	58,948,067	$89,662	$96,834